FINANCIAL INSTRUMENTS - Classification and Measurement (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	$ 7,664	$ 6,946
Fair value of financial assets	7,664	6,946
Carrying value of financial liabilities	56,901	53,276
Fair value of financial liabilities	56,882	53,465
Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	49,519	46,314
Fair value of financial liabilities	49,500	46,503
Capital securities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	1,326	1,325
Fair value of financial liabilities	1,326	1,325
Capital securities - fund subsidiaries | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	0	81
Fair value of financial liabilities	0	81
Derivatives | Other non-current liabilities | FVTOCI/FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	76	108
Fair value of financial liabilities	76	108
Derivatives | Accounts payable and other liabilities | FVTOCI/FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	126	104
Fair value of financial liabilities	126	104
Loan payable | Other non-current liabilities | FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	9	6
Fair value of financial liabilities	9	6
Accounts payable and other | Other non-current liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	189	297
Fair value of financial liabilities	189	297
Accounts payable and other | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	3,349	2,629
Fair value of financial liabilities	3,349	2,629
Loans and notes payable | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	2,307	2,412
Fair value of financial liabilities	2,307	2,412
Held for sale | Debt obligations | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	14,545	84
Held for sale | Accounts payable and other liabilities | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial liabilities	1,388	221
Loans and notes receivable | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	873	536
Fair value of financial assets	873	536
Other non-current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	109	90
Fair value of financial assets	109	90
Other non-current assets | Amortized cost | Other marketable securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	30	29
Fair value of financial assets	30	29
Other non-current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	150	182
Fair value of financial assets	150	182
Other non-current assets | Amortized cost | Held for sale | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	23	0
Other non-current assets | FVTPL | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	2,795	2,815
Fair value of financial assets	2,795	2,815
Other non-current assets | FVTOCI/FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	51	68
Fair value of financial assets	51	68
Other non-current assets | FVTOCI | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	178	230
Fair value of financial assets	178	230
Current assets | Amortized cost | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	1,218	735
Fair value of financial assets	1,218	735
Current assets | Amortized cost | Restricted cash
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	151	287
Fair value of financial assets	151	287
Current assets | Amortized cost | Held for sale | Accounts receivable
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	591	103
Current assets | FVTOCI/FVTPL | Derivatives
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	61	63
Fair value of financial assets	61	63
Current assets | FVTOCI | Securities
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	10	15
Fair value of financial assets	10	15
Cash and cash equivalents | Amortized cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	2,038	1,896
Fair value of financial assets	2,038	1,896
Cash and cash equivalents | Amortized cost | Held for sale
Disclosure Of Financial Assets And Liabilities [Line Items]
Carrying value of financial assets	$ 550	$ 37